Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001976336
Registrant Name	Antares Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES